UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2003

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 5/1/2003
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $71,277
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                  Title       CUSIP             Value        Shares       Invsmnt Discret   Other   Voting Authority
                               Of Class                      (x1000)                     Sole   Shared    Mgrs     Sole Shared None

Apollo Group Inc - CLA A         CL A     037604105          2,640        52,904                                  52,904
Bank of America                  COM      060505104            610         9,123                                   9,123
Berkshire Hathaway Inc. CL B     CL B     084670207          2,624         1,228                                   1,228
Blackrock Inc                    CLA      09247X101          1,582        36,325                                  36,325
Brown & Brown Inc.               COM      115236101          1,214        38,770                                  38,770
Burlington Coat Factory          COM      121579106          1,101        67,550                                  67,550
Dentsply Intl Inc                COM      249030107          1,190        34,200                                  34,200
Diamonds Tr UT Ser 1          UNIT SER 1  252787106          4,849        60,745                                  60,745
Diebold Inc                      COM      253651103          2,732        80,488                                  80,488
Eaton Vance Insured Muni Bnd     COM      27827X101            213        15,480                                  15,480
Encana Corp                      COM      292505104          3,004        92,840                                  92,840
Expeditors Intl Wash Inc.        COM      302130109          2,930        81,500                                  81,500
Exxon Mobil Corp                 COM      30231G102          1,615        46,195                                  46,195
Fair Isaac & Co INC              COM      303250104          1,335        26,265                                  26,265
First Health Group               COM      320960107          1,883        74,000                                  74,000
General Electric                 COM      369604103            224         8,800                                   8,800
Imperial Oil LTD                 COM      453038408            471        14,636                                  14,636
Ishares Trust S&P 500        S&P 500 INDE 464287200          1,726        20,355                                  20,355
Ishares Russell 1000 Index   RUSSELL 1000 464287622          3,324        73,711                                  73,711
IShares TR Russell 3000 Grow RUSL 3000 GR 464287671          3,651       127,085                                 127,085
Kopin Corp                       COM      500600101             55        11,000                                  11,000
Lincare Holdings                 COM      532791100          2,008        65,430                                  65,430
MFS Charter Incm Tr           SH BEN INT  552727109            937       109,420                                 109,420
MFS Intermediate Inc Trust    SH BEN INT  55273C107          1,509       205,547                                 205,547
MSC Software                     COM      553531104            121        15,600                                  15,600
Mattel                           COM      577081102          2,092        92,956                                  92,956
Microsoft                        COM      594918104          1,470        60,718                                  60,718
Moodys Corp.                     COM      615369105          1,305        28,225                                  28,225
Mylan Labs                       COM      628530107          1,628        56,617                                  56,617
NASDAQ 100 Shrs               UNIT SER 1  631100104          2,252        89,175                                  89,175
Nortel Networks                  COM      656568102             46        22,276                                  22,276
Open Wave Systems                COM      683718100             45        31,925                                  31,925
Oxford Health Plans Inc          COM      691471106            427        14,050                                  14,050
Pfizer                           COM      717081103            687        22,038                                  22,038
Pitney Bowes Inc.                COM      724479100          1,620        50,765                                  50,765
S & P Dpstry Rpts             UNIT SER 1  78462F103          7,158        84,471                                  84,471
Tech Sector Spdr             SBI INT-TECH 81369Y803          3,058       213,820                                 213,820
Symantec Corp                    COM      871503108          1,000        25,530                                  25,530
Teva Pharmaceutical Industry-    ADR      881624209          2,015        48,381                                  48,381
United Parcel Cl B               CL B     911312106          1,620        28,419                                  28,419
Varian Medical Systems Inc.      COM      92220P105          1,308        24,255                                  24,255


Totals                                                      71,277     2,262,818                                 2,262,818